Trade payables	12 Months Ended
Mar. 31, 2024
Trade and other payables [abstract]
Trade payables

9.           Trade payables

	At March 31,
	2024	2023	2022
	€M	€M	€M
Trade payables - Current	792.2	1,065.5	1,029.0
Trade payables - Non-current	—	—	49.2
	792.2	1,065.5	1,078.2

Trade payables primarily relates to amounts that are payable at various dates in the three months after the end of the financial year in accordance with the creditors’ usual and customary credit terms.